Other Equity Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Equity Instruments
31. OTHER EQUITY INSTRUMENTS

	Group
	Interest rate %	Next call date	2019 £m	2018 £m
£300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	750	750
- £300m Fixed Rate Reset Perpetual AT1 Capital Securities	7.60	n/a	0	300
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.18	March 2020	210	210
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	—

			2,191	1,991

Step-up
Callable Perpetual Reserve Capital Instruments
These instruments are redeemable by Santander UK plc on 14 February 2026 or on any coupon payment date thereafter, subject to the prior approval of the PRA. They are perpetual and pay interest annually. The coupon rate resets every five years, based on the UK five-year benchmark gilt rate. Interest payments may be deferred by Santander UK plc. The instruments are not redeemable at the option of the holders and the holders do not have any rights against other Santander UK group companies.

AT1 securities
The AT1 securities issued by the Company were subscribed by its immediate parent company, Santander UK Group Holdings plc. The securities are perpetual and pay a distribution on 24 March, June, September and December. At each distribution payment date, the Company can decide whether to pay the distribution, which is non-cumulative, in whole or in part. The distribution rate resets every five years. The securities will be automatically written down and the investors will lose their entire investment in the securities should the CET1 capital ratio of the Santander UK prudential consolidation group fall below 7%. They are redeemable at the option of the Company on their first call date or on any reset date thereafter in the cases of the 6.75% and 7.375% Fixed Rate Reset Perpetual AT1 Capital Securities, and on any distribution payment date thereafter in the cases of the 5.18% and 6.30% Fixed Rate Reset Perpetual AT1 Capital Securities. No such redemption may be made without the consent of the PRA.
In August 2019, as part of a capital management exercise, the Company purchased and redeemed the £300m 7.60% Fixed Rate Reset Perpetual AT1 Capital Securities, and issued a further £500m 6.30% Fixed Rate Reset Perpetual AT1 Capital Securities to Santander UK Group Holdings plc.